Other Non-current Assets - Schedule of Other Non-current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other Non Current Assets [Line Items]
Other non-current assets	$ 1,529,406	$ 1,538,996
Online Store and Other Deposits
Other Non Current Assets [Line Items]
Other non-current assets	1,526,755	1,308,858
Prepayments for Royalty Fee
Other Non Current Assets [Line Items]
Other non-current assets		218,325
Prepayments For Equipment And Software Procurement
Other Non Current Assets [Line Items]
Other non-current assets	$ 2,651	$ 11,813